Available-for-Sale Investments	12 Months Ended
Mar. 31, 2014
Investments Debt And Equity Securities [Abstract]
Available-for-Sale Investments
7.	AVAILABLE-FOR-SALE INVESTMENTS

The following is a summary of available-for-sale debt and equity securities as of March 31, 2014 and 2013:

	Cost		Net unrealized gains		Fair values
	2014 US$	2013 US$	2014 US$	2013 US$	2014 US$	2013 US$
Current assets:
Unlisted investments	1,000,000	—	50,500	—	1,050,500	—
Listed equity securities	—	3,138	—	14,015	—	17,153

	1,000,000	3,138	50,500	14,015	1,050,500	17,153
Non-current assets:
Unlisted investments	—	1,000,000	—	45,200	—	1,045,200

	1,000,000	1,003,138	50,500	59,215	1,050,500	1,062,353

As of March 31, 2014 and 2013, investments totaling nil and US$2,235 were in unrealized loss positions of nil and US$1,839 respectively. During the fiscal year ended March 31, 2014, a gain of US$1,052 was recognized on the disposal of the Company’s listed equity securities in available-for-sale investments. During the fiscal years ended March 31, 2013 and 2012, no significant gain or loss was recognized on the disposal of the Company’s available-for-sale investments.

The fair values of listed equity securities are based on quoted market prices at the balance sheet date.

Unlisted investments which have remaining terms of less than 1 year are measured at fair value using a price quoted by a third party, such as a broker or bank, at the balance sheet date.

The net unrealized gains consisted of gross unrealized gains as at March 31, 2014, 2013 and 2012 of US$50,500, US$61,054 and US$38,680, respectively, and gross unrealized losses as at March 31, 2014, 2013 and 2012 of nil, US$1,839 and US$1,952, respectively.

The proceeds from the disposal of available-for-sale investments for the fiscal years ended March 31, 2014, 2013 and 2012 were US$18,218, US$2,000,000 and US$9,000,000, respectively.

As detailed in note 14 of the consolidated financial statements, the unlisted investments had been pledged to a bank as security for the short term bank loans of HK$8,008,123 (equivalent to US$1,032,334) (2013: nil) granted to a Hong Kong subsidiary.